As filed with the Securities and Exchange Commission on August 7, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22748

YCG Funds
(Exact name of registrant as specified in charter)

11701 Bee Cave Road, Suite 217
Austin, TX 78738
(Address of principal executive offices) (Zip code)

Will Kruger
YCG Funds
11701 Bee Cave Road, Suite 217
Austin, TX 78738
(Name and address of agent for service)

Registrant's telephone number, including area code: (512) 505-2347

Date of fiscal year end: November 30

Date of reporting period:  May 31, 2013

Item 1. Reports to Stockholders.

YCG ENHANCED FUND a series of the YCG Funds

Semi-Annual Report May 31, 2013	Ticker Symbol: YCGEX

YCG Enhanced Fund

MESSAGE TO SHAREHOLDERS

Year-to-date through May 31, 2013, the YCG Enhanced Fund returned 13.40% compared to the S&P 500 Index return of 15.37%.

Since this is our very first letter to mutual fund clients, we felt it would be most appropriate to briefly describe the foundational principles of our investment philosophy.  We seek to purchase businesses which ideally possess what we call the “three P’s”: (1) Price, (2) Product, and (3) People.

“Price” refers to our understanding that even a great business purchased at a high price is a poor investment. We spend a significant amount of time analyzing normalized cash flow (cash flow adjusted for cyclicality in sales and margins) and adjust for often-overlooked items such as option issuance, pensions, and “moat-protecting” (as opposed to truly additive) acquisitions that will reabsorb the cash generated. Some businesses are “hungrier” than others and require a high percentage of their supposed free cash flow in order to protect and grow their business. Others, such as many of the companies we currently own, are so “capital-lite” that they have the potential to grow their businesses at global GDP or higher rates while still returning 80-100% of their earnings back to shareholders in the form of true free cash flow. Once we understand the cash generative power of the business and how much of that cash is truly free to shareholders, we calculate an expected rate of return based on the prevailing market price.

“Product” refers to seeking out businesses that possess certain innate characteristics that make their cash flow streams less vulnerable to unexpected shocks from competition or the economy. Factors that we believe make businesses less vulnerable and thus “high quality” include consistent high returns on tangible assets, low cyclicality, high profit margins, geographic diversification, conservative use of debt, stable or improving industry structure, and a high likelihood of continued organic growth in their main product categories. This analysis helps us avoid the trap of purchasing a security that appears statistically cheap without considering the quality of the assets or the long-term viability of the business.  However, at a price, when the expected forward rate of return sufficiently compensates for the additional risk, we may venture into lower quality fare.

“People” refers to seeking out companies run by management teams that emphasize shareholder value through prudent capital allocation. This is the idea that a dollar reinvested by the management team at Wal-Mart decades ago had a much different fate than a dollar reinvested by the team at Sears. We focus on the returns produced on the incremental amounts of cash that are retained inside the business.

Once we have determined the companies in which we would like to become business owners, we may choose to write cash-secured put or covered call options to

YCG Enhanced Fund

strategically establish or trim positions. We view this option-writing as similar to being paid a premium to enter limit orders on stocks we desire to own or sell. In deciding when to utilize options and in what proportion, we calculate the after-tax annualized expected return of the option and compare it to the expected return of the underlying security. In many cases, based on the premiums we can collect, we believe we can achieve a higher after-tax annualized expected return from writing options than from owning the stock alone. In these cases, we believe this “option enhancement” provides both additional margin of safety versus the alternative of buying the stock at prevailing market prices and additional income that actually augments the returns of the portfolio, resulting in higher returns with less risk than a non-option enhanced strategy.

Current Environment

You may have noticed that, as we discussed our investment philosophy, no mention was made of studying the economy. We do believe it is important to understand the macroeconomic backdrop. However, we recognize we are not clairvoyant in predicting market directions, let alone knowing the timing of such predictions. At the end of the day, what matters is what you own.

There are pundits who make arguments we are headed for higher highs with monetary stimulus and/or a burgeoning economic recovery creating a tide that is lifting all boats. There are others who believe   the strategy of attempting to solve a debt crisis with currency debasement and even more debt is doomed to fail, prompting them to argue that the market is ready to collapse at any moment – these differences are what make a market.

What seems clear to us, based on the spread between our calculations of the implied expected returns of stocks of varying quality levels, is this is not the time to be aggressive. In this environment, our analysis suggests that, in many cases, “narrow bell-curve” (higher quality) stocks have higher expected returns than “wide bell-curve” (lower quality) stocks. As such, our current portfolio is comprised of what we believe to be very high quality businesses.

We want to be clear to communicate, however, that this defensive portfolio will likely not always be the case. We are willing to invest a portion of our portfolio in cyclical high quality businesses, and even into lower quality stocks, but only if we are being compensated to take on the additional risk. For example, if we were in a period during which we believed “wide bell-curve” stocks had a much higher expected return than “narrow bell-curve” stocks, then our portfolio construction would shift to reflect this return distribution while always stress-testing the portfolio to ensure that most of the businesses we own can survive or even thrive no matter what the economic future holds. After all, our most important goal is to prevent long-term permanent loss of the capital you entrust to us. In the meantime, while we patiently wait for the spread to widen and mouth-watering bargains to return, we are

YCG Enhanced Fund

content to quietly invest in our current selection of what we consider to be very predictable, recession-resistant, and attractively-priced businesses.

Concluding Remarks

We are invested right alongside you. While many global challenges surround us, we are very optimistic about the long-term potential of our holdings to compound over time. We will be patient and objective as we diligently seek out the best risk-adjusted expected returns.

Sincerely,

The YCG Team

Past performance does not guarantee future results.

The fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.  The Fund invests primarily in equity securities without regard to market capitalization, thus investments will be made in mid and smaller capitalization companies, which involve additional risks such as limited liquidity and greater volatility.  The Fund may also write put options and covered call options on a substantial portion of the Fund’s long equity portfolio, which have the risks of early option contract assignment forcing the Fund to purchase the underlying stock at the exercise price which may be the cause of significant losses due to the failure of correctly predicting the direction of securities prices, interest rates and currency exchange rates.  The investment in options is not suitable for all investors.  Covered call writing may limit the upside of an underlying security.  The Fund may also invest in foreign securities which involve political, economic and currency risks, greater volatility, and differences in accounting methods.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investment in lower-rated, non-rated and distressed securities presents a greater risk of loss to principal and interest than higher-rated securities.

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.  Please see the Schedule of Investments in this report for a complete list of fund holdings.

The definition of free ‘cash flow’ is the cash flow from operations that is left over after spending on maintenance capital expenditures and acquisitions that are required to protect the business.  In other words, it’s the cash flow from operations that is free and clear to be distributed to shareholders in the form of dividends and share repurchases, and/or to be allocated towards ways to grow the existing business through means such as “growth” acquisitions or new capital expenditures, and/or simply to pay down debt.  Typically, we calculate this by looking at a normalized view of net income plus depreciation and amortization minus the maintenance capital expenditures and acquisitions that are required to protect the business, adjusted for often overlooked items such as pensions, stock option expenses, and leases.

The S&P 500 is a stock market index based on the market capitalizations of 500 leading companies publicly traded in the U.S. stock market.  It is not possible to invest directly in an index.

YCG Enhanced Fund

EXPENSE EXAMPLE
December 28, 2012(1) through May 31, 2013 (Unaudited)

As a shareholder of the YCG Enhanced Fund (the “Fund”), you incur ongoing costs, including management fees and other Fund expenses.  If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 28, 2012 to May 31, 2013.

Actual Expenses

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information provided in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table on the next page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in the Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

(1) Date of inception.

YCG Enhanced Fund

EXPENSE EXAMPLE (continued)
December 28, 2012(1) through May 31, 2013 (Unaudited)

YCG Enhanced Fund

			Expenses Paid
	Beginning	Ending	During Period(2)
	Account Value	Account Value	12/28/2012(1) –
	12/28/2012	05/31/2013	05/31/2013
Actual	$1,000.00	$1,134.00	$6.26
Hypothetical (5% return
before expenses)	1,000.00	1,015.23	5.91

(1)	Date of inception.
(2)	Expenses are equal to the Fund’s annualized expense ratio of 1.390%, multiplied by the average account value over the period, multiplied by 154/365 to reflect the period.

YCG Enhanced Fund

TOP TEN EQUITY HOLDINGS
May 31, 2013 (Unaudited)

Percentage of
Net Assets
Procter & Gamble Co.	10.30%
Coca-Cola Co.	7.71%
Unilever NV	7.64%
Aon Plc	7.32%
PepsiCo., Inc.	6.81%
Colgate-Palmolive Co.	6.12%
Sysco Corp.	5.59%
MSCI, Inc.	4.21%
News Corp.	3.20%
C.R. Bard, Inc.	3.17%
Total	62.07%

FUND DIVERSIFICATION(1)
May 31, 2013 (Unaudited)

SECTORS
As a Percentage of Total Net Assets

(1) Calculated as a percentage of net assets as of May 31, 2013.

YCG Enhanced Fund

SCHEDULE OF INVESTMENTS
May 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS – 87.09%
Beverages – 14.52%
Coca-Cola Co.	74,942	$2,996,931
PepsiCo., Inc.	32,787	2,648,206
		5,645,137
Commercial Banks – 1.44%
Wells Fargo & Co.	13,844	561,374
Communications Equipment – 2.25%
Cisco Systems, Inc.	36,266	873,285
Consumer Finance – 1.06%
Nicholas Financial, Inc.	27,768	412,077
Diversified Financial Services – 4.21%
MSCI, Inc. (a)	46,457	1,637,145
Diversified Telecommunication Services – 0.78%
Vivendi SA – ADR	15,541	305,070
Food & Staples Retailing – 9.58%
CVS Caremark Corp.	6,693	385,383
Sysco Corp.	64,262	2,172,056
Tesco Plc – ADR	69,503	1,166,260
		3,723,699
Food Products – 7.64%
Unilever NV – ADR	72,878	2,971,965
Health Care Equipment & Supplies – 4.81%
Becton, Dickinson & Co.	6,447	635,803
C.R. Bard, Inc.	11,966	1,233,575
		1,869,378
Health Care Providers & Services – 1.85%
WellPoint, Inc.	9,369	721,132
Household Products – 18.70%
Clorox Co.	10,671	886,547
Colgate-Palmolive Co.	41,160	2,380,694
Procter & Gamble Co.	52,144	4,002,573
		7,269,814

See notes to financial statements.

YCG Enhanced Fund

SCHEDULE OF INVESTMENTS (continued)
May 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance – 7.32%
Aon Plc	44,670	$2,844,139
Internet Software & Services – 1.04%
Google, Inc. (a)	463	403,000
IT Services – 3.00%
Mastercard, Inc.	2,048	1,167,872
Media – 6.17%
DIRECTV (a)	18,902	1,155,479
News Corp.	38,755	1,244,423
		2,399,902
Software – 2.72%
Microsoft Corp.	30,296	1,056,724
TOTAL COMMON STOCKS
(Cost $30,121,613)		33,861,713

See notes to financial statements.

YCG Enhanced Fund

SCHEDULE OF INVESTMENTS (continued)
May 31, 2013 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS – 9.46%
U.S. Treasury Bill – 9.46%
U.S. Treasury Bill
0.073%, 06/27/2013	$2,353,000	$2,352,981
0.068%, 07/05/2013	343,000	342,999
0.073%, 07/18/2013	43,000	42,999
0.073%, 07/25/2013 (b)	779,000	779,000
0.083%, 08/15/2013	160,000	159,992
		3,677,971
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,677,971)		3,677,971
Total Investments (Cost $33,799,584) – 96.55%		37,539,684
Other Assets in Excess of Liabilities – 3.45%		1,339,474
TOTAL NET ASSETS – 100.00%		$38,879,158

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
Plc	Public Limited Company
(a)	Non-Income Producing
(b)	A portion of this security is pledged as collateral on written options.

The Global Industry Classification Standard (“GICS”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See notes to financial statements.

YCG Enhanced Fund

SCHEDULE OF OPTIONS WRITTEN
May 31, 2013 (Unaudited)

	Contracts	Value
CALL OPTIONS
Cisco Systems
Expiration: July, 2013; Exercise Price: $20.00	177	$79,296

PUT OPTIONS
CVS Caremark Corp.
Expiration: June, 2013; Exercise Price: $57.50	64	5,952
Expiration: August, 2013; Exercise Price: $60.00	74	27,010
DIRECTV
Expiration: June, 2013; Exercise Price: $49.00	30	45
Expiration: June, 2013; Exercise Price: $55.00	47	282
Ensco Plc
Expiration: June, 2013; Exercise Price: $60.00	63	9,450
Mastercard, Inc.
Expiration: July, 2013; Exercise Price: $525.00	13	4,940
Expiration: July, 2013; Exercise Price: $580.00	10	20,200
Microsoft Corp.
Expiration: July, 2013; Exercise Price: $30.00	73	730
Oracle Corp.
Expiration: June, 2013; Exercise Price: $32.00	240	5,520
Expiration: July, 2013; Exercise Price: $35.00	126	23,184
WellPoint, Inc.
Expiration: June, 2013; Exercise Price: $65.00	17	196
Wells Fargo & Co.
Expiration: June, 2013; Exercise Price: $37.00	106	636
Expiration: July, 2013; Exercise Price: $36.00	74	1,480
Total Options Written (Premiums received $218,331)		$178,921

See notes to financial statements.

YCG Enhanced Fund

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2013 (Unaudited)

ASSETS:
Investments, at value (Cost $33,799,584)	$37,539,684
Cash	828,598
Receivable for Fund shares sold	7,000
Deposits with brokers for options	607,565
Dividends and interest receivable	79,154
Prepaid expenses	53,151
Total Assets	39,115,152

LIABILITIES:
Options written, at value (Premiums received $218,331)	178,921
Accrued investment advisory fees	20,769
Other accrued expenses	36,304
Total Liabilities	235,994
NET ASSETS	$38,879,158

NET ASSETS CONSIST OF:
Capital stock	$34,679,509
Undistributed net investment income	108,839
Undistributed accumulated net realized gain	311,300
Net unrealized appreciation
Investments	3,740,100
Written options	39,410
Total Net Assets	$38,879,158
Shares outstanding	3,427,206

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE	$11.34

See notes to financial statements.

YCG Enhanced Fund

STATEMENT OF OPERATIONS
For the Period December 28, 2012(1) Ended May 31, 2013 (Unaudited)

INVESTMENT INCOME:
Dividend income(2)	$312,590
Interest income	179
Total investment income	312,769
EXPENSES:
Investment advisory fees	146,589
Federal and state registration fees	26,137
Payroll expenses	17,027
Administration fees	14,535
Legal fees	14,299
Transfer agent fees and expenses	13,493
Accounting fees	13,340
Audit and tax fees	9,176
Reports to shareholders	5,382
Insurance fees	3,257
Custody fees	3,040
Trustee fees and expenses	2,859
Collateral interest expense	171
Miscellaneous expenses	1,100
Total expenses before reimbursements	270,405
Expense reimbursement by investment adviser (See Note 5)	(66,475)
Net Expenses	203,930
NET INVESTMENT INCOME	108,839
REALIZED AND UNREALIZED GAIN:
Net realized gain on
Investments	232,329
Written options	78,971
Total	311,300
Net change in unrealized appreciation on
Investments	3,740,100
Written options	39,410
Total	3,779,510
Net realized and unrealized gain on investments	4,090,810
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$4,199,649

(1)	Date of inception.
(2)	Net of $10,465 in foreign withholding taxes.

See notes to financial statements.

YCG Enhanced Fund

STATEMENT OF CHANGES IN NET ASSETS

December 28, 2012(1)
Ended
May 31, 2013
(Unaudited)
OPERATIONS:
Net investment income	$108,839
Net realized gain on investments	311,300
Net change in unrealized appreciation
on investments	3,779,510
Net increase in net assets resulting
from operations	4,199,649

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	34,598,284
Proceeds from reinvestment of distributions	—
Redemption fees	—
34,598,284
Payments for shares redeemed	(18,775)
Net increase	34,579,509
INCREASE IN NET ASSETS	38,779,158

NET ASSETS:
Beginning of period	100,000

End of period (including undistributed
net investment income of $108,839)	$38,879,158

CHANGE IN SHARES OUTSTANDING:
Shares sold	3,418,822
Issued in reinvestment of distributions	—
Shares redeemed	(1,616)
Net increase	3,417,206

(1)	Date of inception.

See notes to financial statements.

YCG Enhanced Fund

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the period	December 28, 2012(1)
	Ended
	May 31, 2013
	(Unaudited)
NET ASSET VALUE:
Beginning of period	$10.00

OPERATIONS:
Net investment income	0.03
Net realized and unrealized gain on investment securities	1.31
Total from operations	1.34

NET ASSET VALUE:
End of period	$11.34

TOTAL RETURN	13.40	%(2)

SUPPLEMENTAL DATA AND RATIOS
Net assets; end of period (000’s)	$38,879
Ratio of net expenses to average net assets:
Expenses including reimbursement/waiver	1.39	%(3)
Expenses excluding reimbursement/waiver	1.84	%(3)
Net investment income including reimbursement/waiver	0.74	%(3)
Net investment income excluding reimbursement/waiver	0.29	%(3)
Portfolio turnover rate	8.06	%(2)

(1)	Date of inception.
(2)	Not Annualized.
(3)	Annualized.

See notes to financial statements.

YCG Enhanced Fund

NOTES TO FINANCIAL STATEMENTS
May 31, 2013 (Unaudited)

1.ORGANIZATION

YCG Funds (the “Trust”) is a Delaware statutory trust organized under Declarations of Trust dated September 4, 2012.  The Trust is an open-end management investment company, as defined in the Investment Company Act of 1940 (the “1940 Act”), as amended.  The Trust consists of one series, YCG Enhanced Fund (the “Fund”).  The Fund is classified and operates as a non-diversified Fund under the 1940 Act.  The Fund was seeded on December 17, 2012 and the prospectus went effective on December 28, 2012.  The Fund’s investment adviser is YCG, LLC.  There are an unlimited number of authorized shares.  The investment objective of the Fund is to maximize long-term appreciation with reasonable investment risk.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a) Subsequent Events Evaluation – In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the financial statements were issued.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

b) Investment Valuation – Securities which are traded on a national stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Securities that are traded on The Nasdaq OMX Group, Inc., referred to as NASDAQ are valued at the Nasdaq Official Closing Price.  Exchange-traded securities for which there were no transactions are valued at the current bid prices.  Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices.  Short-term debt instruments maturing within 60 days are valued by the amortized cost method, which approximates fair value.  Debt securities (other than short-term instruments) are valued at the mean price furnished by a national pricing service, subject to review by the Adviser and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.  Options written or purchased by the Fund are valued at the last sales price if such last sales price is between the current bid and asked prices.  Otherwise, options are valued at the mean between the current bid and asked prices.  Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Trustees.

YCG Enhanced Fund

NOTES TO FINANCIAL STATEMENTS (continued)
May 31, 2013 (Unaudited)

Valuation Measurements

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –
Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

During the period, certain of the securities and other instruments held by the Fund were categorized as Level 2 based upon the inputs and methodologies used to determine the fair value of the security or instrument.  The Fund’s investments that were categorized as Level 2 include U.S. Treasuries and certain over-the-counter option contracts.  Debt securities, including U.S. Treasuries with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument.  When there is no last sale price available, options written are valued using at the mean between the current bid and asked prices, which is not a traded price.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2013:

YCG Enhanced Fund

NOTES TO FINANCIAL STATEMENTS (continued)
May 31, 2013 (Unaudited)

	Level 1	Level 2	Level 3	Total
Common Stocks*	$33,861,713	$—	$—	$33,861,713
Short-Term Investments	—	3,677,971	—	3,677,971
Total Investments
in Securities	$33,861,713	3,677,971	$—	$37,539,684
Other Financial
Instruments**
Options Written	$151,670	$27,251	$—	$178,921

*	Please refer to the portfolio of investments to view securities by industry type.
**	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, which are reflected at value.

There were no transfers into or out of Levels 1, 2, or 3 during the period.

Transfers between levels are recognized at the end of the reporting period.

c) Option Writing – The Fund may write covered call options and put options on a substantial portion of the Fund’s long equity portfolio as a means to generate additional income and to tax-efficiently enter and exit positions.  The Fund will not use this strategy as a means of generating implicit leverage.  In other words, if all put options were to be exercised, the Fund will generally have enough cash on hand to purchase the assigned shares.  When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.  During the period, the Fund used written covered call and put options in a manner consistent with the strategy described above.

YCG Enhanced Fund

NOTES TO FINANCIAL STATEMENTS (continued)
May 31, 2013 (Unaudited)

Balance Sheet – Values of Derivative Instruments as of May 31, 2013

	Liability Derivatives
Derivatives not
accounted for as	Balance Sheet
hedging instruments	Location	Value
Equity Contracts –	Options written,
Options	at value	$178,921
Total		$178,921

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended May 31, 2013

Amount of Realized Gain on		Change in Unrealized Appreciation
Derivatives Recognized in Income		on Derivatives Recognized in Income
Derivatives not		Derivatives not
accounted for		accounted for
as hedging	Written	as hedging	Written
instruments	Options	instruments	Options
Equity Contracts	$78,971	Equity Contracts	$39,410
Total	$78,971	Total	$39,410

The average monthly market value of written options during the period ended May 31, 2013 was as follows:

Long Positions	YCG Enhanced Fund
Written Options	$92,467

See Note 4 for additional disclosure related to transactions in written options during the year.

Derivative Risks

The risks of using the various types of derivatives in which the Fund may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Adviser, the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund, the risk that there may not be a liquid secondary market for the derivative at a time when the Fund would look to disengage the position, the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract, the risk that the use of derivatives may induce leverage in the Fund, and the risk that the cost of the derivative may reduce the overall returns experienced by the Fund.

YCG Enhanced Fund

NOTES TO FINANCIAL STATEMENTS (continued)
May 31, 2013 (Unaudited)

d) Federal Income Taxes – The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended.  If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders.  Therefore, no federal income tax provision is required.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.

e) Distributions to Shareholders – The Fund will declare and distribute any net investment income and any net realized long or short-term capital gains annually.  Distributions to shareholders are recorded on the ex-dividend date.  The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes.  Additionally, the Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.  Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

f) Use of Estimates – The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.  In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications.  The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

g) Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that has not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

h) Redemption Fee – Those who buy and sell the Fund within 90 calendar days will incur a 2% redemption fee, retained for the benefit of long-term shareholders, recorded as additional capital in the statement of changes in net assets.

YCG Enhanced Fund

NOTES TO FINANCIAL STATEMENTS (continued)
May 31, 2013 (Unaudited)

i) Other – Investment transactions and shareholder transactions are accounted for on the trade date.  Net realized gains and losses on securities are computed on the basis of high amortized cost.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

3.INVESTMENT TRANSACTIONS

For the period ended May 31, 2013, the aggregate purchases and sales of securities, excluding short-term securities, were $32,345,521 and $2,469,778 for the Fund.  For the period ended May 31, 2013, there were no long-term purchases or sales of U.S. Government securities for the Fund.

4.OPTION CONTRACTS WRITTEN

The premium amount and number of option contracts written during the period ended May 31, 2013 in the Fund were as follows:

	Amount of	Number of
	Premiums	Contracts
Outstanding at 12/28/12	$0	0
Options written	331,935	2,115
Options exercised	(10,432)	(123)
Options expired	(71,872)	(520)
Options closed	(31,300)	(358)
Outstanding at 05/31/13	$218,331	1,114

See Note 2 for additional disclosure related to transactions in written options during the year.

5.NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements of its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective applications for all comparative periods presented.  Management is currently evaluating the impact ASU 2011-11 will have on the financial statements disclosure.

YCG Enhanced Fund

NOTES TO FINANCIAL STATEMENTS (continued)
May 31, 2013 (Unaudited)

6.INVESTMENT ADVISORY AGREEMENT

The Adviser acts as the investment adviser to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”) which has been approved by the Board (including a majority of the Trustees who are not parties to the Advisory Agreement, or interested persons of any such party).  Under the terms of the Advisory Agreement between the Fund and the Adviser, the Adviser conducts investment research and management for the Fund and is responsible for the purchase and sale of securities for the Fund’s investment portfolio.  The Adviser provides the Fund with investment advice, supervises the management and investment programs and provides investment advisory facilities and executive and supervisory personnel for managing the investments and effectuating portfolio transactions.  The Adviser also furnishes, at its own expense, all necessary administrative services, office space, equipment and clerical personnel for servicing the investments of the Fund.  In addition, the Adviser pays the salaries and fees of all officers of the Fund who are affiliated with the Adviser.  Under the Advisory Agreement, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 1.00% on the average daily net assets of the Fund.

In the interest of limiting the expenses of the Fund, the Adviser has entered into a contractual expense limitation agreement with the Fund.  Pursuant to the Expense Limitation Agreement, the Adviser (for the lifetime of the Fund) has agreed to waive or limit its fees and assume other expenses of the Fund (excluding interest, taxes, brokerage commissions and dividend expenses on securities sold short and extraordinary expenses not incurred in the ordinary course of business) so that the Fund’s ratio of total annual operating expenses is limited to 1.39%.  The Adviser is entitled to the reimbursement of fees waived or reimbursed by the Adviser to the Fund subject to the limitations that (1) the reimbursement of expenses classified as “organizational” or “offering” related to the initial registration and offering of the Fund is made only for those  expenses incurred not more than one year prior to the date of reimbursement (2) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and (3) the reimbursement may not be made if it would cause the Fund’s annual expense limitation to be exceeded.  The reimbursement amount may not include any additional charges or fees, such as interest accruable on the reimbursement account.  As of May 31, 2013, expenses of $20,891 and $66,475 are subject to recoupment by the Adviser, expiring December 17, 2013 and November 30, 2016, respectively.

Certain officers and shareholders of the Fund are also employees of the Adviser.

YCG Enhanced Fund

NOTES TO FINANCIAL STATEMENTS (continued)
May 31, 2013 (Unaudited)

7.SERVICE AND CUSTODY AGREEMENTS

The Fund has entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“USBFS”) and a Custody Agreement with U.S. Bank, N.A., an affiliate of USBFS.  Under these agreements, USBFS and U.S. Bank, N.A. provide certain transfer agency, administrative, accounting and custody services.

8.NON-DIVERSIFICATION RISK

The Fund is non-diversified.  A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund.  The Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

9.FEDERAL TAX INFORMATION

As of May 31, 2013, the components of the tax basis cost of investments and net unrealized appreciation were as follows:

Federal tax cost of investments	$33,799,584
Unrealized appreciation	$3,786,418
Unrealized depreciation	(46,318)
Net unrealized	$3,740,100

YCG Enhanced Fund

ADDITIONAL INFORMATION
(Unaudited)

1.COMPENSATION OF TRUSTEES

During the fiscal year, each Trustee who is not an “interested person” of the Trust (i.e. an “Independent Trustee”) receives $500 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings.

2.PROXY VOTING POLICIES AND PROCEDURES

For a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call 1-855-444-9243 and request a Statement of Additional Information.  One will be mailed to you free of charge.  The Statement of Additional Information is also available on the Web site of the Securities and Exchange Commission at http:www.sec.gov.  Information on how the Fund voted proxies relating to portfolio securities during the six month period ended June 30, 2013 is available without charge, upon request, by calling 1-855-444-9243 or by accessing the Web site of the Securities and Exchange Commission.

3.DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q will be available on the Web site of the Securities and Exchange Commission at http://www.sec.gov.

4.INVESTMENT ADVISORY AGREEMENT APPROVAL

At the Organizational meeting of the Board of Trustees of YCG Funds (the “Trust”), held on December 10, 2012, the Board considered the initial approval of the investment advisory agreement (the “IA Agreement”) by and between the Trust and YCG, LLC on behalf of the Trust’s initial series, the YCG Enhanced Fund (the “Fund”).  During the meeting, the Trustees discussed the Board’s responsibilities and considerations when approving the IA Agreement.  Legal counsel advised the Board of the principal factors set forth by the SEC as minimum considerations, each of which must be visited when considering the IA Agreement.  Legal counsel guided the Board through each consideration, including: (1) the nature, extent, and quality of the services to be provided by the investment advisor; (2) the investment performance of the fund and the investment advisor; (3) the costs of the services to be provided and profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale for the benefit of fund investors.

YCG Enhanced Fund

ADDITIONAL INFORMATION (continued)
(Unaudited)

With respect to its deliberations relating to the nature, quality, and extent of services furnished by the Adviser to the Fund, the Board determined:

•
that the breadth and the quality of investment advisory and other services being provided to the Fund will likely be satisfactory, as evidenced in part by the performance record of the Adviser with respect to other clients of the Adviser whose accounts are similarly managed;

•	that the Adviser has made appropriate expenditures to ensure that it has the systems and highly trained personnel necessary for it to be able to provide quality service to the Fund’s shareholders; and

•
that the Board is satisfied with the research, Fund management, and trading services, among others, being provided by the Adviser to the Fund, and has determined that the Adviser is charging fair, reasonable, and competitive fees; and

•
the financial commitment made by the Adviser in providing investment advisory services to the Fund including the capital commitments which have been made in the past and which continue to be made by the Adviser to ensure the continuation of an appropriate quality of service to the Fund is made with the recognition that the Fund’s advisory relationship with the Adviser can be terminated at any time and must be renewed on an annual basis.

With respect to its deliberations relating to the fairness of fee arrangements, the Board determined:

•	that upon review of the advisory fee structures of the Fund in comparison with other similar funds, the level of investment advisory fees paid by the Fund is competitive;

•	that the expense ratio of each Fund is generally competitive and in some instances lower than those of similar funds;

•	that the Adviser has contractually agreed to impose expense limitations on certain Funds at a cost to the Adviser; and

•	that the advisory fees payable by the Fund to the Adviser are essentially fees which would be similar to those which would have resulted solely from “arm’s-length” bargaining.

•	the extent to which economies of scale could be realized as the Fund grows in assets and whether the Fund’s fees reflect these economies of scale for the benefit of Fund shareholders.

YCG Enhanced Fund

ADDITIONAL INFORMATION (continued)
(Unaudited)

The Board further determined that the costs borne by the Adviser in providing advisory services to each Fund and the potential profitability of the Adviser in light of the profitability analysis which had been provided by the Adviser were reasonable.

Based upon these considerations, the Board of Trustees, including all of the Independent Trustees voting separately, unanimously concluded that the approval of the investment advisory agreement for the YCG Enhanced Fund and the services to be performed under the agreement are services required for the operation of the Fund, and the fees for the advisory services which the Adviser performs appeared to be within the range of what would have been negotiated at arm’s length in light of the circumstances.  Therefore, the Board approved the Investment Advisory Agreement between the Adviser and the Trust on behalf of the YCG Enhanced Fund.

(This Page Intentionally Left Blank.)

For Fund information and shareholder services, call
1-855-444-9243
Web site: www.ycgfunds.com

YCG Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701

Investment Adviser
YCG, LLC
11701 Bee Cave Road, Suite 217
Austin, TX  78738

Chief Compliance Officer
Drake Compliance, LLC
422 Fleming Street, Suite 7
Key West, FL  33040

Legal Counsel
Kaplan, Voeckler, Cunningham and Frank PLC
7 East 2nd Street
Richmond, VA  23224

Independent Registered Public Accounting Firm
Cohen Fund Audit Services
735 North Water Street, Suite 610
Milwaukee, WI  53202

Transfer Agent, Fund Accountant, and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

This report is submitted for the general information of shareholders of the YCG Enhanced Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Fund, which contains more information concerning the Fund’s investment policies, as well as fees and expenses and other pertinent information. Read the Prospectus carefully.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Chief Executive Officer] and [Treasurer/Chief Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable to semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    YCG Funds

By (Signature and Title)*    /s/ Brian Yacktman
Brian A. Yacktman, President

Date    7/30/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Brian Yacktman
Brian A. Yacktman, President

Date    7/30/13

By (Signature and Title)*    /s/ Will Kruger
Will D. Kruger, Treasurer

Date    7/30/2013

* Print the name and title of each signing officer under his or her signature.